September 16, 2003

VIA EDGAR

The United States Securities

    and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, D.C. 20549-0506

Subject:	GE Life and Annuity Assurance Company
GE Life & Annuity Separate Account 4
SEC File Nos. 333-31172; 811-05343
CIK No. 0000822616

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Life & Annuity Separate Account 4 (the “Separate Account”) and GE Life and Annuity Assurance Company (the “Company”), we certify that the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the Statement of Additional Information contained in Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 110 under the Investment Company Act of 1940 to the Registration Statement for the Company and the Separate Account which was filed electronically and became effective on September 15, 2003.

Please contact the undersigned at (804) 281-6910 should you have any questions regarding this filing.

Sincerely,

/s/ Heather Harker

Heather Harker, Esq.

Vice President, Associate General Counsel and Assistant Secretary